Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 25,571,810	$ 26,664,602	$ 28,948,039
Huadong area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	17,146,852	22,677,045	23,287,208
Huazhong area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	905,858	223,052	372,051
Southwest area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	169,640	134,943	73,383
Northwest area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	812,888	1,483	53,400
Northeast area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	4,220,467	47,278	11,889
Huanan area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 2,316,105	$ 3,580,801	$ 5,150,108